Loans and advances and deposits at amortised cost	12 Months Ended
Dec. 31, 2022
Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost
18Loans and advances and deposits at amortised cost
Accounting for loans and advances and deposits held at amortised cost
Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.
Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs. Refer to Note 1 for details of ‘solely payments of principal and interest’.
In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean the Barclays Bank Group is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows the Barclays Bank Group will consider past sales and expectations about future sales.

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2022	2021
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	8,961	8,750
Loans and advances at amortised cost to customers	146,243	117,014
Debt securities at amortised cost	27,303	19,495
Total loans and advances at amortised cost	182,507	145,259

Deposits at amortised cost from banks	20,124	17,911
Deposits at amortised cost from customers	271,455	244,917
Total deposits at amortised cost	291,579	262,828